Revenue Recognition - Allowance For Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 107,806	$ 16,658		$ 16,658
Provision charged to expense	15,147	67,482	$ 22,221
Write-offs	(43,204)	(26,443)
Changes for member collectability uncertainty	(16,134)	53,072
ChinaCo Deconsolidation (Note 7)	0	(1,363)
Effect of foreign currency exchange rate changes	(1,101)	(1,600)
Balance at end of period	$ 62,514	$ 107,806	$ 16,658	62,514
Revenue not recognized, COVID-19				$ 36,900